Intangible Assets (Details) - Schedule of key Assumptions Were used in the Relief From Royalty Model	12 Months Ended
	Jun. 30, 2023
Patents [Member]
Intangible Assets (Details) - Schedule of key Assumptions Were used in the Relief From Royalty Model [Line Items]
Royalty rate	5.25%	[1]
Terminal growth rate		[2]
Post-tax discount rate	42.50%	[3]
Discount rate premium	1.00%	[4]
Tax rate	30.00%	[5]
Compound annual revenue growth rate	10.18%	[6]
Trademarks [Member]
Intangible Assets (Details) - Schedule of key Assumptions Were used in the Relief From Royalty Model [Line Items]
Royalty rate	6.25%	[1]
Terminal growth rate	11.20%	[2]
Post-tax discount rate	42.50%	[3]
Discount rate premium	1.00%	[4]
Tax rate	30.00%	[5]
Compound annual revenue growth rate	10.18%	[6]

[1]	The royalty rates (a percentage of gross revenue) used in the valuation models is based on rates observed in the market.
[2]	The terminal growth rate is a blended rate based on the relative proportion of revenue generated by each Trademark at the end of the forecast period, and the expected market growth of the drugs market specific to the indications treated by the drug candidates under those Trademarks.
[3]	The discount rate applied has been determined with reference to the rates of return expected by venture capitalists investing in early-stage companies based on academic research and empirical evidence.
[4]	Intangible assets, by their nature, generally carry more risk than tangible assets and therefore, the return required for tangible assets such as working capital and fixed assets is typically lower than the company discount rate, and the return required for intangible assets is higher than the discount rate.
[5]	The tax rate applied in the valuation model is based on the Australian corporate tax rate of 30.0%.
[6]	Compounded annual growth rate over 10 years from FY25-35.